SEMI-ANNUAL REPORT


June 30, 2002                                   ING CORPORATE LEADERS TRUST FUND


SERIES B




[PHOTO]




                                                             ING FUNDS
                                                            [LION LOGO]
                                                    (formerly the Pilgrim Funds)

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


          President's Letter ...................................     1
          Portfolio Managers' Report:
            ING Corporate Leaders Trust Fund ...................     2
          Report of Independent Accountants ....................     3
          Statement of Assets and Liabilities ..................     4
          Statement of Operations ..............................     5
          Statements of Changes in Net Assets ..................     6
          Financial Highlights .................................     7
          Notes to Financial Statements ........................     8
          Portfolio of Investments .............................    10
          Director/Trustee and Officer Information .............    11

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the June 30, 2002 Semi-Annual Report for the ING Corporate Leaders Trust Fund (formerly Pilgrim Corporate Leaders Trust Fund).

There have been some very important changes that have occurred over the past several months regarding the ING Funds. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Series Fund, Inc. and the Aetna Variable Portfolios.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund and the Aetna Variable Portfolios into the Pilgrim Funds and renamed the entire fund complex, ING Funds.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC
July 15, 2002

ING CORPORATE LEADERS TRUST FUND                      Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Passive Management overseen by James A. Vail, CFA and Senior Vice President, and Victor Torchia, Senior Vice President, ING Invesments, LLC.

GOAL: The ING Corporate Leaders Trust Fund (formerly the Pilgrim Corporate Leaders Trust Fund) (the "Trust") seeks long-term capital growth and income through investment generally in an equal number of shares of the common stocks of a fixed list of blue chip corporations.

MARKET OVERVIEW: The first half of 2002 witnessed severe pressure on the stock markets from lack of confidence in corporate earnings brought on by accounting scandals, corporate malfeasance, and bankruptcies by heretofore market favorites, specifically Enron, and more recently WorldCom. For the six-month period ended June 30, 2002 the S&P 500 Index fell 13.16%, including dividends, despite evidence that the economy appears to be recovering. GDP (Gross Domestic Product) in the first quarter grew over 6% as inventories were replenished and the housing and auto sectors remained robust in the face of a very aggressive interest rate and monetary policy by the Federal Reserve Bank. The second quarter of 2002 is expected to report growth of 2-3% with similar estimates for the second half of the year. Historically this level of growth has been more sustainable and set the foundation for attractive corporate earnings growth. In our opinion, the disconnect between the economy and the stock market seems to be in the process of ending. Corporate earnings reports for the second quarter have generally been in line with estimates and while managements have been reluctant to forecast a robust second half, the economy, in our opinion, could potentially produce very positive results. Through the end of June 2002, the S&P 500 Index has retraced its gains going back to 1998 and in July retraced back to the 1997 levels. The decline from recent year highs resembles those of 1973-1974, and investor expectations have returned to more modest levels. While this period has been painful we believe the excesses of the late 1990's had to be reversed and while the correction has probably gone to extreme levels on the downside, we believe the stage may be set for attractive equity gains over the intermediate term.

PERFORMANCE: For the six-month period ended June 30, 2002, the Trust provided a total return of -0.79% compared to the S&P 500 Index which declined 13.16%.

PORTFOLIO SPECIFICS: The Trust is comprised of stock units, each unit consisting of one share of common stock of twenty-five corporations, as such, virtually no active sales or purchases may be made on a discretionary basis. Cash from dividends and sales of spin- offs from existing holdings is held until sufficient to purchase additional units. The Trust's performance reflects a lack of technology, telecommunication, and health care stocks, while its industrial and financial holdings performed relatively better than the overall stock markets.

MARKET OUTLOOK: We believe the markets are groping for the bottom and time should restore confidence to corporate accounting practices and reported earnings. August 14, 2002 is an important date in that on that day CEO's and Chairman of the largest U.S. corporations must personally attest to the veracity of the published financial data. We believe this could potentially lead to a rebuilding of investor confidence if this environment reveals no new major disappointments. With these non-fundamental issues behind us, we believe equity prices may move higher over the intermediate term.

                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Participation Holders of
ING Corporate Leaders Trust Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ING Corporate Leaders Trust Fund (formerly Pilgrim Corporate Leaders Trust Fund), the "Trust," at June 30, 2002, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and year ended December 31, 2001 and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The financial highlights for the years ending prior to and including December 31, 1998, were audited by other independent accountants whose report dated January 7, 1999 expressed an unqualified opinion on those statements.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Denver, Colorado
July 12, 2002

             STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2002
--------------------------------------------------------------------------------

ASSETS:
Investments at market quotations, common stocks (identified
  cost $260,476,343)                                              $ 278,626,122
Cash                                                                  3,378,534
Receivable for fund shares sold                                          14,019
Receivable for accrued dividends                                        603,330
                                                                  -------------
  TOTAL ASSETS                                                      282,622,005
                                                                  -------------
LIABILITIES:
Accrued sponsor fees payable                                             93,097
Payable for fund shares repurchased                                     176,506
Distributions payable                                                   430,233
                                                                  -------------
  TOTAL LIABILITIES                                                     699,836
                                                                  -------------
NET ASSETS:
Balance applicable to Trust shares at June 30, 2002
 Equivalent to $14.41 per participation on 19,568,431
 participations outstanding                                       $ 281,922,169
                                                                  =============

                 See Accompanying Notes to Financial Statements

         STATEMENT OF OPERATIONS for the six months ended June 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends (net of foreign withholding tax of $22,885)            $   3,580,110
 Interest                                                                 1,080
                                                                  -------------
    TOTAL INVESTMENT INCOME                                           3,581,190
                                                                  -------------
EXPENSES:
 Sponsor's maintenance fee (Note 4)                                     588,532
 Transfer agent fees                                                    162,279
 Custody fees and other services (Note 4)                                10,599
 Printing and mailing                                                     4,154
 Registration and filing fees                                            31,047
 Professional fees                                                       58,600
                                                                  -------------
    TOTAL EXPENSES                                                      855,211
                                                                  -------------
    NET INVESTMENT INCOME                                             2,725,979
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from security transactions                           408,678
                                                                  -------------
 Unrealized depreciation of investments:
  Beginning of period                                                23,699,978
  End of period                                                      18,149,779
                                                                  -------------
    CHANGE DURING PERIOD                                             (5,550,199)
                                                                  -------------
    NET LOSS ON INVESTMENTS                                          (5,141,521)
                                                                  -------------
    NET DECREASE IN NET ASSETS FROM OPERATIONS                    $  (2,415,542)
                                                                  =============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS       YEAR ENDED
                                                            ENDED JUNE 30,   DECEMBER 31,
                                                                2002             2001
                                                            -------------    -------------
Income and Distributable Fund:
 Additions:
  Net investment income                                     $   2,725,979    $   5,341,932
  Realized gains (losses) from sale of securities, other
    than sale of stock units                                     (531,779)        (434,940)
                                                            -------------    -------------
                                                                2,194,200        4,906,992
                                                            -------------    -------------
 Deductions:
  Paid on account of participations redeemed                       41,613          571,223
  Distributions (Note 3)
    Paid in cash                                                  301,651          688,085
    Reinvested                                                  1,666,509        3,686,076
                                                            -------------    -------------
                                                                2,009,773        4,945,384
                                                            -------------    -------------
  Net change in income and distributable fund                     184,427          (38,392)
                                                            -------------    -------------
Principal Account:
 Additions:
  Payments received on sale of participations                  10,211,723       13,354,710
  Distributions reinvested                                      1,666,509        3,686,076
  Realized gains on sale of stock units and non-cash
    sales                                                         940,457        7,162,223
  Change in unrealized depreciation of investments             (5,550,199)     (17,894,303)
                                                            -------------    -------------
                                                                7,268,490        6,308,706
                                                            -------------    -------------
 Deductions:
  Paid on account of participations redeemed                   16,487,106       58,706,387
  Distributions of principal (Note 3)                             128,582          443,639
                                                            -------------    -------------
                                                               16,615,688       59,150,026
                                                            -------------    -------------
  Net change in principal account                              (9,347,198)     (52,841,320)
                                                            -------------    -------------
Net assets at beginning of period:
  Income and distributable fund                                   325,806          364,198
  Principal account                                           290,759,134      343,600,454
                                                            -------------    -------------
                                                              291,084,940      343,964,652
                                                            =============    =============
Net assets at end of period:
  Income and distributable fund                                   510,233          325,806
  Principal account                                           281,411,936      290,759,134
                                                            -------------    -------------
                                                            $ 281,922,169    $ 291,084,940
                                                            =============    =============

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                            ING CORPORATE LEADERS TRUST FUND
--------------------------------------------------------------------------------

Selected data for a participation outstanding throughout each period.

                                                  SIX MONTHS
                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                   JUNE 30,      -------------------------------------------------------
                                                    2002          2001        2000        1999        1998        1997
                                                   -------       -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $      14.67         15.28       17.30       15.70       14.88       16.05
 Income (loss) from investment
 operations:
 Net investment income                        $       0.14          0.24        0.24        0.24        0.23        0.27
 Net realized and unrealized gain (loss)
 on investments                               $      (0.26)        (0.49)      (1.05)       1.92        1.28        3.45
 Total income (loss) from investment
 operations                                   $      (0.12)        (0.25)      (0.81)       2.16        1.51        3.72
 Less distributions/allocations from:
 Net investment income                        $       0.13          0.24        0.25        0.24        0.23        0.28
 Net realized gains (losses)                  $      (0.03)        (0.02)       0.42        0.15        0.26        2.60
 Income and realized gains included in
 terminations                                 $       0.00          0.03        0.03        0.02        0.02        0.11
 Capital                                      $       0.04          0.11        0.51        0.15        0.18        1.90
 Total distributions                          $       0.14          0.36        1.21        0.56        0.69        4.89
 Net asset value, end of period               $      14.41         14.67       15.28       17.30       15.70       14.88
 TOTAL RETURN                                 %      (0.79)        (1.65)      (4.93)      13.68        9.94       23.09
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's omitted)    $    281,922       291,085     343,965     463,995     485,195     525,669
 Ratios to average net assets:
 Expenses                                     %       0.60          0.64        0.67        0.61        0.65        0.62
 Net investment income                        %       1.90          1.73        1.51        1.41        1.46        1.76

                 See Accompanying Notes to Financial Statements

               NOTES TO FINANCIAL STATEMENTS as of June 30, 2002
--------------------------------------------------------------------------------

NOTE 1-- NATURE OF BUSINESS AND BASIS OF PRESENTATION

ING Corporate Leaders Trust Fund (formerly Pilgrim Corporate Leaders Trust Fund) (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

(a) VALUATION OF SECURITIES -- Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and ask prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

(b) INCOME TAXES -- No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.

(c) OTHER -- Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

(d) ACCOUNTING ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

(e) RESTRICTED CASH -- All cash held in the distributable fund throughout the period is intended solely for distributions.

NOTE 3 -- DISTRIBUTIONS

During the six months ended June 30, 2002 the distributions from net investment income were $.125856 per participation and from realized losses were $(.026772) per participation.

The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the six months ended June 30, 2002, the distributions from return of capital were $.042236 per participation.

Effective June 1,1998 the Trust amended its Trust indenture requiring that additional shares of common stocks received as a result of a stock split shall remain assets of the Trust.

NOTE 4 -- TRUSTEE AND SPONSOR FEES

State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $10,599 for the six months ended June 30, 2002. The Trust pays a maintenance fee to the Sponsor equal, on an annual basis, to 0.40% of the average daily net assets of the Trust. Prior to July 26, 2000, the Sponsor of the Trust was Lexington Management Corporation. Effective on July 26, 2000, Lexington Global Asset Managers, Inc., the parent of Lexington Management Corporation, Inc. was acquired by ReliaStar Financial Corp. ("ReliaStar"). In conjunction with the acquisition and following approval by the Trustee, Pilgrim Investments, Inc., an indirect, wholly owned subsidiary of ReliaStar, was appointed to the role of Sponsor to the Trust and the Trust changed its name to Pilgrim Corporate Leaders Trust Fund effective July 26, 2000.

On September 1, 2000, ING Groep N.V. acquired ReliaStar. In conjunction with the acquisition, the Sponsor changed its name to ING Pilgrim Investments, Inc. effective September 8, 2000. Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC. Effective March 1, 2002, ING Pilgrim Investments, LLC changed its name to ING Investments, LLC.

--------------------------------------------------------------------------------

NOTE 5 -- INVESTMENT TRANSACTIONS

During the six-month period ended June 30, 2002, the cost of purchases and proceeds of sales of investment securities, other than short-term obligations and U.S. Government securities, were $5,641,897 and $7,746,870, respectively. U.S. Government securities not included above were: cost of purchases $198,920 and proceeds from sales of $200,000.

The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.

As of June 30, 2002, net unrealized appreciation of portfolio securities was $18,149,779, comprised of unrealized appreciation of $43,124,702 and unrealized depreciation of $24,974,923.

NOTE 6 -- SOURCE OF NET ASSETS

As of June 30, 2002, the Trust's net assets were comprised of the following amounts:

Net amounts paid in and reinvested by holders net of terminations and
 return of capital payments                                                              $ 79,020,544
Cumulative amount of non-distributable realized gains retained in principal account       184,241,613
Unrealized appreciation in value of securities                                             18,149,779
                                                                                         ------------
Principal account                                                                         281,411,936
Income and distributable fund                                                                 510,233
                                                                                         ------------
  Total net assets                                                                       $281,922,169
                                                                                         ============

NOTE 7 -- PARTICIPATIONS ISSUED AND REDEEMED

During the periods indicated, participations were issued and redeemed as follows:

                                                                 NUMBER OF PARTICIPATIONS
                                                          ---------------------------------------
                                                           SIX MONTHS ENDED        YEAR ENDED
                                                             JUNE 30, 2002      DECEMBER 31, 2001
                                                          ------------------   ------------------
Issued on payments from holders                                  677,262              902,496
Issued on reinvestment of dividends and distributions            165,061              409,307
Redeemed                                                      (1,114,045)          (3,988,810)
                                                              ----------           ----------
  Net decrease                                                  (271,722)          (2,677,007)
                                                              ==========           ==========

ING
Corporate
Leaders
Trust Fund
                  PORTFOLIO OF INVESTMENTS as of June 30, 2002
--------------------------------------------------------------------------------


         SECURITIES                           NUMBER OF SHARES        COST           MARKET VALUE
         ----------                           ----------------     ------------      ------------
COMMON STOCK (98.83%)
CONSUMER PRODUCTS (15.15%)
Eastman Kodak Co.                                   201,700        $ 14,071,275      $  5,883,589
Fortune Brands, Inc.                                201,700           7,165,254        11,295,200
Gallaher Group PLC ADR                              201,700           4,179,938         7,533,495
Procter & Gamble Co.                                201,700          15,401,428        18,011,810
                                                                   ------------      ------------
                                                                     40,817,895        42,724,094
OIL INTERNATIONAL (21.20%)
ChevronTexaco Corp.                                 201,700          15,404,975        17,850,450
ExxonMobil Corp.                                  1,024,600          29,051,057        41,926,632
                                                                   ------------      ------------
                                                                     44,456,032        59,777,082
CHEMICAL & FERTILIZERS (7.42%)
DuPont (E.I.) de Nemours & Co.                      201,700          12,002,123         8,955,480
Dow Chemical Co.                                    347,667          10,288,331        11,952,791
                                                                   ------------      ------------
                                                                     22,290,454        20,908,271
ELECTRICAL EQUIPMENT (7.60%)
General Electric Co.                                737,500          16,363,535        21,424,375
                                                                   ------------      ------------
RETAILING (4.92%)
Sears, Roebuck & Co.                                201,700           9,960,511        10,952,310
Foot Locker, Inc.*                                  201,700           4,235,779         2,914,565
                                                                   ------------      ------------
                                                                     14,196,290        13,866,875
UTILITIES (7.34%)
Ameren Corp.                                        201,700           8,042,730         8,675,117
Consolidated Edison, Inc.                           201,700           7,035,299         8,420,975
PG&E Corp.*                                         201,700           5,094,265         3,608,413
                                                                   ------------      ------------
                                                                     20,172,294        20,704,505
RAILROADS (10.80%)
Burlington Northern Santa Fe                        589,442          17,716,339        17,683,260
Union Pacific Corp.                                 201,700          12,475,361        12,763,576
                                                                   ------------      ------------
                                                                     30,191,700        30,446,836
ENERGY (6.35%)
Anadarko Petroleum Corp.                             41,075           2,244,256         2,024,998
Nisource, Inc.                                      477,108          12,054,930        10,415,268
Marathon Oil Corp.                                  201,700           6,041,639         5,470,104
                                                                   ------------      ------------
                                                                     20,340,825        17,910,370
MISC. INDUSTRIAL (6.60%)
Honeywell International                             201,700           8,569,300         7,105,891
Praxair, Inc.                                       201,700          10,122,879        11,490,849
                                                                   ------------      ------------
                                                                     18,692,179        18,596,740
COMMUNICATIONS (1.47%)
Lucent Technologies, Inc.                           163,520           3,099,942           271,443
AT&T Corp.                                          360,600           8,036,507         3,858,420
                                                                   ------------      ------------
                                                                     11,136,449         4,129,863
FINANCIAL (6.81%)
Citigroup, Inc.                                     495,166          16,349,104        19,187,682
                                                                   ------------      ------------
BROADCASTING (3.17%)
Viacom, Inc. Class B*                               201,700           5,469,586         8,949,429
                                                                   ------------      ------------
TOTAL COMMON STOCK                                                  260,476,343       278,626,122
                                                                   ------------      ------------
TOTAL INVESTMENTS (98.83%)                                          260,476,343       278,626,122
                                                                   ------------      ------------
OTHER ASSETS AND LIABILITIES -- NET (1.17%)                                             3,296,047
                                                                                     ------------
TOTAL NET ASSETS (100.00%)                                                           $281,922,169
                                                                                     ------------
*Non Income Producing

                 See Accompanying Notes to Financial Statements

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

State Street Bank and Trust Company serves as trustee for the Trust. The Trust does not have a Board of Directors/Trustees nor does it have any Officers.

ING Funds Distributor, Inc. offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, Inc. at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.


INTERNATIONAL EQUITY                         DOMESTIC EQUITY VALUE FUNDS
  ING Asia-Pacific Equity Fund                 ING Financial Services Fund
  ING Emerging Countries Fund                  ING Large Company Value Fund
  ING European Equity Fund                     ING MagnaCap Fund
  ING International Fund                       ING Tax Efficient Equity Fund
  ING International Growth Fund                ING Value Opportunity Fund
  ING International SmallCap Growth Fund       ING SmallCap Value Fund
  ING International Value Fund                 ING MidCap Value Fund
  ING Precious Metals Fund
  ING Russia Fund                            DOMESTIC EQUITY AND INCOME FUNDS
                                               ING Equity and Income Fund
INTERNATIONAL GLOBAL EQUITY                    ING Convertible Fund
  ING Global Technology Fund                   ING Balanced Fund
  ING Global Real Estate Fund                  ING Growth and Income Fund
  ING Worldwide Growth Fund
                                             FIXED INCOME FUNDS
DOMESTIC EQUITY FUNDS                          ING Bond Fund
  ING Growth Fund                              ING Classic Money Market Fund*
  ING Growth + Value Fund                      ING Government Fund
  ING Growth Opportunities Fund                ING GNMA Income Fund
  ING LargeCap Growth Fund                     ING High Yield Opportunity Fund
  ING MidCap Opportunities Fund                ING High Yield Bond Fund
  ING Small Company Fund                       ING Intermediate Bond Fund
  ING SmallCap Opportunities Fund              ING Lexington Money Market Trust*
  ING Technology Fund                          ING National Tax Exempt Bond Fund
  ING Biotechnology Fund                       ING Money Market Fund*
                                               ING Aeltus Money Market Fund*
DOMESTIC EQUITY INDEX FUNDS                    ING Strategic Income Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund                 GENERATION FUNDS
  ING Index Plus SmallCap Fund                 ING Ascent Fund
  ING Research Enhanced Index Fund             ING Crossroads Fund
                                               ING Legacy Fund

                                             LOAN PARTICIPATION FUNDS
                                               ING Prime Rate Trust
                                               ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

SPONSOR

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR

ING Funds Distributor, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

ADMINISTRATOR

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN

State Street Bank & Trust
One Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1670 Broadway, Suite 1000
Denver, Colorado 80202


Prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Funds Distributor, Inc., at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

 ING FUNDS
[LION LOGO]                                               CLTSAR (063002)-082602